UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4118

Fidelity Securities Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	February 29, 2008

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Advisor Aggressive
Growth Fund
Class A
Class T
Class B
Class C
Institutional Class

February 29, 2008

1.797931.104

AAG-QTLY-0408

Investments February 29, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value
CONSUMER DISCRETIONARY - 9.3%
Internet & Catalog Retail - 0.9%
Priceline.com, Inc. (a)	3,400	$ 387,668
Specialty Retail - 6.8%
Abercrombie & Fitch Co. Class A	14,100	1,093,173
Tween Brands, Inc. (a)	15,019	444,562
Urban Outfitters, Inc. (a)	31,000	892,180
Zumiez, Inc. (a)	23,150	406,977
		2,836,892
Textiles, Apparel & Luxury Goods - 1.6%
Polo Ralph Lauren Corp. Class A	10,990	683,468
TOTAL CONSUMER DISCRETIONARY		3,908,028
ENERGY - 15.6%
Energy Equipment & Services - 1.2%
FMC Technologies, Inc. (a)	8,500	481,610
Oil, Gas & Consumable Fuels - 14.4%
Chesapeake Energy Corp.	9,600	434,112
CONSOL Energy, Inc.	11,521	875,366
Denbury Resources, Inc. (a)	17,496	557,947
Gulfport Energy Corp. (a)	29,208	421,764
Hess Corp.	9,723	905,989
OPTI Canada, Inc. (a)	27,600	485,219
Peabody Energy Corp.	9,498	537,777
Quicksilver Resources, Inc. (a)	12,616	433,990
Range Resources Corp.	7,150	437,437
Southwestern Energy Co. (a)	6,893	449,630
Suncor Energy, Inc.	4,900	505,411
		6,044,642
TOTAL ENERGY		6,526,252
FINANCIALS - 13.0%
Capital Markets - 2.4%
Greenhill & Co., Inc.	6,900	448,569
Indiabulls Securities Ltd. (a)(e)	25,005	126,524
T. Rowe Price Group, Inc.	8,407	424,806
		999,899
Diversified Financial Services - 4.7%
Bolsa de Mercadorias & Futuros - BM&F SA	27,500	297,749
Bovespa Holding SA	14,000	223,035
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - continued
Indiabulls Financial Services Ltd.	25,005	$ 376,147
JSE Ltd.	49,858	461,619
MarketAxess Holdings, Inc. (a)	22,187	207,892
MSCI, Inc. Class A	13,799	410,244
		1,976,686
Real Estate Investment Trusts - 1.1%
Annaly Capital Management, Inc.	22,100	457,249
Real Estate Management & Development - 4.8%
Dev Property Development PLC	207,200	364,285
Indiabulls Real Estate Ltd. (a)	105,016	1,643,814
		2,008,099
TOTAL FINANCIALS		5,441,933
HEALTH CARE - 28.8%
Biotechnology - 7.1%
Alnylam Pharmaceuticals, Inc. (a)	44,100	1,252,440
Amylin Pharmaceuticals, Inc. (a)	18,933	501,157
BioMarin Pharmaceutical, Inc. (a)	11,700	445,068
CytRx Corp. (a)(d)	129,727	233,509
Isis Pharmaceuticals, Inc. (a)	37,986	546,998
		2,979,172
Health Care Equipment & Supplies - 17.0%
ArthroCare Corp. (a)(d)	39,331	1,579,140
Conceptus, Inc. (a)	11,990	204,549
Cyberonics, Inc. (a)	39,772	513,059
Masimo Corp.	6,900	221,214
NeuroMetrix, Inc. (a)	137	333
NuVasive, Inc. (a)	47,837	1,843,638
St. Jude Medical, Inc. (a)	57,400	2,467,052
TranS1, Inc.	23,160	306,407
		7,135,392
Health Care Technology - 1.8%
Eclipsys Corp. (a)	14,240	304,024
MedAssets, Inc.	25,183	457,323
		761,347
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - 2.9%
AMAG Pharmaceuticals, Inc. (a)	15,229	$ 666,573
QIAGEN NV (a)	24,100	529,959
		1,196,532
TOTAL HEALTH CARE		12,072,443
INDUSTRIALS - 6.5%
Airlines - 0.6%
AirTran Holdings, Inc. (a)	34,190	246,852
Commercial Services & Supplies - 2.3%
CoStar Group, Inc. (a)	6,373	264,607
EnergySolutions, Inc.	10,200	222,360
IHS, Inc. Class A (a)	7,900	487,035
		974,002
Construction & Engineering - 2.0%
URS Corp. (a)	20,684	833,152
Marine - 0.6%
Ultrapetrol (Bahamas) Ltd. (a)	16,881	236,334
Road & Rail - 1.0%
Landstar System, Inc.	9,608	445,619
TOTAL INDUSTRIALS		2,735,959
INFORMATION TECHNOLOGY - 17.6%
Communications Equipment - 5.2%
Infinera Corp.	10,500	122,640
Juniper Networks, Inc. (a)	51,100	1,370,502
Starent Networks Corp.	42,430	667,424
		2,160,566
Electronic Equipment & Instruments - 1.0%
Itron, Inc. (a)	4,638	442,141
Internet Software & Services - 7.4%
Omniture, Inc. (a)	67,216	1,544,624
ValueClick, Inc. (a)	61,700	1,191,427
WebMD Health Corp. Class A (a)	13,082	364,465
		3,100,516
Semiconductors & Semiconductor Equipment - 3.0%
Cavium Networks, Inc.	23,033	327,529
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Hittite Microwave Corp. (a)	14,742	$ 488,108
KLA-Tencor Corp.	10,300	432,703
		1,248,340
Software - 1.0%
Concur Technologies, Inc. (a)	14,800	432,752
TOTAL INFORMATION TECHNOLOGY		7,384,315
MATERIALS - 3.4%
Chemicals - 1.0%
Albemarle Corp.	11,128	422,196
Metals & Mining - 2.4%
Aquarius Platinum Ltd. (Australia)	31,765	470,264
Steel Dynamics, Inc.	8,800	512,688
		982,952
TOTAL MATERIALS		1,405,148
TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.7%
Time Warner Telecom, Inc. Class A (sub. vtg.) (a)	18,807	299,784
UTILITIES - 2.5%
Electric Utilities - 2.1%
PPL Corp.	9,268	420,582
Public Power Corp. of Greece	10,860	461,187
		881,769
Independent Power Producers & Energy Traders - 0.4%
Ocean Power Technologies, Inc.	12,948	161,073
TOTAL UTILITIES		1,042,842
TOTAL COMMON STOCKS (Cost $41,378,842)		40,816,704
Money Market Funds - 4.3%
	Shares	Value
Fidelity Cash Central Fund, 3.24% (b)	792,392	$ 792,392
Fidelity Securities Lending Cash Central Fund, 3.25% (b)(c)	1,007,500	1,007,500
TOTAL MONEY MARKET FUNDS (Cost $1,799,892)		1,799,892
TOTAL INVESTMENT PORTFOLIO - 101.7% (Cost $43,178,734)		42,616,596
NET OTHER ASSETS - (1.7)%		(719,441)
NET ASSETS - 100%		$ 41,897,155
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $126,524 or 0.3% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Indiabulls Securities Ltd.	1/4/07 - 1/24/07	$ 40,290
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 7,756
Fidelity Securities Lending Cash Central Fund	21,299
Total	$ 29,055
Other Information

The following is a summary of the inputs used, as of February 29, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 42,616,596	$ 38,712,756	$ 3,777,316	$ 126,524
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	86,234
Cost of Purchases	40,290
Proceeds of Sales	-
Amortization/Accretion	-
Transfer in/out of Level 3	-
Ending Balance	$ 126,524

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At February 29, 2008, the aggregate cost of investment securities for income tax purposes was $43,321,748. Net unrealized depreciation aggregated $705,152, of which $4,564,201 related to appreciated investment securities and $5,269,353 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Securities Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Securities Fund

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	April 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	April 29, 2008
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	April 29, 2008